21. TRADE AND OTHER ACCOUNTS PAYABLE	12 Months Ended
Dec. 31, 2018
Trade And Other Accounts Payable
21. TRADE AND OTHER ACCOUNTS PAYABLE

This caption comprises the following:

	Total current
	As of December 31,	As of December 31,
	2018	2017
	ThCh$	ThCh$
Trade payables	77,866,660	76,352,397
Notes payable	65,459	—
Other payables	24,847,220	28,170,980
Dividends payable	9,568,334	8,990,455
Withholdings	11,985,808	7,239,950
Total	124,333,481	120,753,782

Other payables consists mainly of debts corresponding to personnel´s pension discounts and debts due to advertising contributions.

As of December 31, 2018, suppliers with current payments by type of supplier and per payment terms are as follows:

			Amounts per payment date					Average
								payment
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	period (days)
Products	16,609,206	2,123,988	1,004,511	2,173,360	3,832,314	81,174	25,824,553	59
Services	5,843,091	512,722	68,130	332,340	130,310	0	6,886,593	47
Other	1,211,324	75,555	93,594	58,140	13,971,897	0	15,410,510	86
Total ThCh$	23,663,621	2,712,265	1,166,235	2,563,840	17,934,521	81,174	48,121,656

As of December 31, 2018, suppliers with amounts past due by type of supplier and per payment terms are as follows:

Type of			Amount per past due dates
supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	4,732,488	8,048,051	247,074	757,968	1,718,073	1,577,728	17,081,382
Services	10,018,194	650,821	120,966	57,378	375,522	1,134,982	12,357,863
Other	120,633	26,688	12,314	16,931	6,467	122,726	305,759
Total ThCh$	14,871,315	8,725,560	380,354	832,277	2,100,062	2,835,436	29,745,004

As of December 31, 2017, suppliers with current payments by type of supplier and per payment terms are as follows:

			Amounts per payment date					Average
								payment
Type of supplier	Up to 30 days	31-60	61-90	91-120	121-365	366 and thereafter	Total ThCh$	period (days)
Products	20,809,989	4,687,050	2,809,968	908,032	5,558,560	24,714	34,798,313	64
Services	12,983,543	2,683,104	1,471,827	209,566	885,630	—	18,233,670	45
Other	1,422,683	396,614	318,939	405,099	986,143	27,354	3,556,832	37
Total ThCh$	35,216,215	7,766,768	4,600,734	1,522,697	7,430,333	52,068	56,588,815

As of December 31, 2017, suppliers with amounts past due by type of supplier and per payment terms are as follows:

Type of			Amount per past due dates
supplier	Up to 30 days	31-60	61-90	91-120	121-180	181 and thereafter	Total ThCh$
Products	3,823,975	521,078	50,247	625,877	432,589	9,516,798	14,970,564
Services	1,780,743	663,287	225,257	638,020	233,965	646,145	4,187,417
Other	386,741	28,890	10,188	3,684	48,821	127,277	605,601
Total ThCh$	5,991,459	1,213,255	285,692	1,267,581	715,375	10,290,220	19,763,582